Inventories - Schedule of Inventories (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Inventories [Abstract]
Raw materials	RM 6,672,921	$ 1,493,492	RM 6,641,985
Work-in-progress	648,666	145,180	384,463
Finished goods	2,129,832	476,686	2,027,588
Goods-in-transit	542,613	121,444	711,981
Packaging materials	36,336	8,133	21,958
Inventories	RM 10,030,368	$ 2,244,935	RM 9,787,975